Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD SCOTTSDALE FUNDS
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$31$44$59$102Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$106$119$134$176Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$29$38$48$76Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$104$113$122$151Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 1642A 022025Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Total Corporate Bond ETFSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024 Effective February 3, 2025, Vanguard Total Corporate Bond ETF (the Fund) has reduced its expense ratio. The Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following: Prospectus and Summary Prospectus Text Changes for Vanguard Total Corporate Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.03Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 985B 022025Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90Vanguard Russell 3000 Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard Russell 3000 Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 1854A 022025
Vanguard Intermediate-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Short-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Long-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Long-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Intermediate-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Short-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Mortgage-Backed Securities Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Russell 1000 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Russell 1000 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Russell 1000 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Russell 2000 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Russell 2000 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Russell 2000 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Vanguard Russell 3000 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 3000 Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard Russell 3000 Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 1854A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Vanguard Russell 3000 Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
Admiral | Vanguard Intermediate-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$31$44$59$102Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Intermediate-Term Corporate Bond Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[2]
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	44
5 Years	rr_ExpenseExampleYear05	59
10 Years	rr_ExpenseExampleYear10	$ 102
Admiral | Vanguard Short-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Short-Term Treasury Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[3]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Admiral | Vanguard Long-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$106$119$134$176Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Long-Term Corporate Bond Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[4]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	134
10 Years	rr_ExpenseExampleYear10	$ 176
Admiral | Vanguard Long-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Long-Term Treasury Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[5]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Admiral | Vanguard Intermediate-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Intermediate-Term Treasury Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[6]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Admiral | Vanguard Short-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Short-Term Corporate Bond Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[7]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Admiral | Vanguard Mortgage-Backed Securities Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Mortgage-Backed Securities Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[8]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Institutional | Vanguard Intermediate-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$29$38$48$76Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Intermediate-Term Corporate Bond Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[9]
1 Year	rr_ExpenseExampleYear01	$ 29
3 Years	rr_ExpenseExampleYear03	38
5 Years	rr_ExpenseExampleYear05	48
10 Years	rr_ExpenseExampleYear10	$ 76
Institutional | Vanguard Short-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Short-Term Treasury Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[10]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
Institutional | Vanguard Long-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$104$113$122$151Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Long-Term Corporate Bond Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[11]
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	122
10 Years	rr_ExpenseExampleYear10	$ 151
Institutional | Vanguard Long-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Long-Term Treasury Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[12]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
Institutional | Vanguard Intermediate-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Intermediate-Term Treasury Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[13]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
Institutional | Vanguard Short-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Short-Term Corporate Bond Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[14]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
Institutional | Vanguard Mortgage-Backed Securities Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$4$13$23$51© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 1642A 022025Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Mortgage-Backed Securities Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.04%	[15]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
Institutional | Vanguard Russell 1000 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Russell 1000 Growth Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[16]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Institutional | Vanguard Russell 1000 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Russell 1000 Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[17]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Institutional | Vanguard Russell 1000 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$6$19$34$77Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Russell 1000 Value Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[18]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
Institutional | Vanguard Russell 2000 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Russell 2000 Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[19]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
Institutional | Vanguard Russell 2000 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Russell 2000 Value Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[20]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
Institutional | Vanguard Russell 2000 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth Index FundAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Russell 2000 Growth Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[21]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard Intermediate-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Intermediate-Term Corporate Bond Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[22]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
ETF | Vanguard Short-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Short-Term Treasury Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[23]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
ETF | Vanguard Long-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Long-Term Corporate Bond Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[24]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
ETF | Vanguard Long-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Long-Term Treasury Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[25]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
ETF | Vanguard Intermediate-Term Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Intermediate-Term Treasury Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[26]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
ETF | Vanguard Short-Term Corporate Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Short-Term Corporate Bond Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[27]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
ETF | Vanguard Mortgage-Backed Securities Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Mortgage-Backed Securities Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[28]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
ETF | Vanguard Russell 1000 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Russell 1000 Growth Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[29]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard Russell 1000 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Russell 1000 Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[30]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard Russell 1000 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Russell 1000 Value Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[31]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard Russell 2000 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Russell 2000 Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[32]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard Russell 2000 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Russell 2000 Value Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[33]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
ETF | Vanguard Russell 2000 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Russell 2000 Growth Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[34]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
ETF | Vanguard Russell 3000 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Russell 3000 Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[35]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
Total Corporate Bond ETF | Vanguard Total Corporate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Short-Term Treasury ETFVanguard Intermediate-Term Treasury ETFVanguard Long-Term Treasury ETFVanguard Short-Term Corporate Bond ETFVanguard Intermediate-Term Corporate Bond ETFVanguard Long-Term Corporate Bond ETFVanguard Mortgage-Backed Securities ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury ETF, Vanguard Intermediate-Term Treasury ETF, Vanguard Long-Term Treasury ETF, Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Long-Term Corporate Bond ETF, and Vanguard Mortgage-Backed Securities ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Total Corporate Bond ETFSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024 Effective February 3, 2025, Vanguard Total Corporate Bond ETF (the Fund) has reduced its expense ratio. The Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following: Prospectus and Summary Prospectus Text Changes for Vanguard Total Corporate Bond ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.03Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.ExampleThe following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 985B 022025Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Vanguard Russell 2000 Index FundVanguard Russell 2000 Value Index FundVanguard Russell 2000 Growth Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 20, 2024As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (each, a Fund) have reduced their expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Total Corporate Bond ETFAnnual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.
Total Corporate Bond ETF | Vanguard Total Corporate Bond ETF | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[36]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39

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[24]	The expense information shown in the table has been restated to reflect current fees.
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[26]	The expense information shown in the table has been restated to reflect current fees.
[27]	The expense information shown in the table has been restated to reflect current fees.
[28]	The expense information shown in the table has been restated to reflect current fees.
[29]	The expense information shown in the table has been restated to reflect current fees.
[30]	The expense information shown in the table has been restated to reflect current fees.
[31]	The expense information shown in the table has been restated to reflect current fees.
[32]	The expense information shown in the table has been restated to reflect current fees.
[33]	The expense information shown in the table has been restated to reflect current fees.
[34]	The expense information shown in the table has been restated to reflect current fees.
[35]	The expense information shown in the table has been restated to reflect current fees.
[36]	The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.